Taxation on Ordinary Activities - Summary of Taxation on Ordinary Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Components Of Tax Expense Income [Line Items]
Total current tax	£ 2,076	£ 2,703	£ 2,811
– adjustments in respect of prior periods	(294)	117	(13)
Pillar Two income taxes	82	79	0
Total current tax	2,158	2,782	2,811
Deferred tax	(64)	(2,425)	(5,683)
– deferred tax relating to origination and reversal of temporary differences	138	(2,176)	(5,577)
– deferred tax relating to changes in tax rates	(202)	(249)	(106)
Taxation on ordinary activities	2,094	357	(2,872)
United Kingdom
Major Components Of Tax Expense Income [Line Items]
Total current tax	17	24	32
– current year tax expense	15	15	20
– adjustments in respect of prior periods	2	9	12
All foreign countries
Major Components Of Tax Expense Income [Line Items]
Total current tax	2,059	2,679	2,779
– current year tax expense	2,355	2,571	2,804
– adjustments in respect of prior periods	£ (296)	£ 108	£ (25)